Financial assets at fair value through profit or loss - Designated as at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 6,159	€ 6,355
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	722	485
Debt securities
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 5,437	€ 5,870